Related party transactions - Summary of Key management personnel remunerations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries, other short-term employee benefits and non-executive fees	£ 8	£ 8	£ 7
Share based remuneration	14	14	7
Total	£ 22	£ 22	£ 14